Analysis of cash flows	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Analysis of cash flows
11.	Analysis of cash flow s
The following tables analyse the items included within the main cash flow headings on page
3
:
Net cash flow from operating activities:

	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Profit/(loss) for the period	287.3	(3,185.0)
Taxation	107.1	13.0
Revaluation and retranslation of financial instruments	12.1	268.6
Finance costs	147.2	157.6
Finance and investment income	(30.1)	(51.4)
Share of results of associates	(40.0)	51.9
Loss on sale of discontinued operations	—	3.3
Attributable tax expense on sale of discontinued operations	—	1.9
Adjustments for:
Non-cash share-based incentive plans (including share options)	43.9	30.6
Depreciation of property, plant and equipment	71.2	88.2
Depreciation of right-of-use assets	139.3	155.4
Impairment charges included within restructuring costs	7.9	—
Impairment of goodwill	—	2,812.9
Amortisation and impairment of acquired intangible assets	30.1	53.1
Amortisation of other intangible assets	9.4	9.6
Investment and other write-downs	—	225.7
Losses/(gains) on disposal of investments and subsidiaries	1.0	(16.0)
Gain on sale of property, plant and equipment	(1.2)	(0.1)
Movements in trade working capital 2,3	(464.1)	(456.0)
Movements in other working capital and provisions	(41.2)	(294.7)
Corporation and overseas tax paid	(162.7)	(201.2)
Interest and similar charges paid	(90.1)	(77.4)
Interest paid on lease liabilities	(44.7)	(48.6)
Interest received	25.1	45.2
Investment income	5.0	6.8
Dividends received from associates	26.7	4.7
Net cash inflow/(outflow) from operating activities	39.2	(401.9)
Notes
1	Figures have been restated as described in the accounting policies.
2
The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.

3	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.

Acquisitions and disposals:

	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Initial cash consideration	(41.2)	(5.9)
Cash and cash equivalents acquired	4.0	—
Earnout payments	(14.1)	(88.5)
Purchase of other investments (including associates) 1	(97.2)	(2.4)
Acquisitions	(148.5)	(96.8)

Proceeds on disposal of investments and subsidiaries	3.1	228.4
Cash and cash equivalents disposed	(1.8)	(24.5)
Disposals of investments and subsidiaries	1.3	203.9

Cash consideration received from non-controlling interests	38.7	—
Cash consideration for purchase of non-controlling interests	(117.7)	(37.8)
Cash consideration for non-controlling interests	(79.0)	(37.8)

Net acquisition payments and disposal proceeds	(226.2)	69.3
Note
1	In June 2021, the Group invested a further £92.9 million in Kantar to fund its share of Kantar’s acquisition of Numerator, which completed in July 2021.
Share repurchases and buybacks:

	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Purchase of own shares by ESOP Trusts	(49.5)	(0.4)
Shares purchased into treasury	(248.1)	(285.1)
	(297.6)	(285.5)
Proceeds from borrowings:

	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Net increase in drawings on bank loans	—	7.4
Proceeds from issue of €750 million bonds	—	665.5
Proceeds from issue of £250 million bonds	—	250.0
	—	922.9

Repayment of borrowings:

	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Net decrease in drawings on bank loans	(35.9)	—
Repayment of €250 million bonds	—	(223.1)
	(35.9)	(223.1)